CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 18,229	$ 13,890
Restricted cash	0	365
Short-term bank deposits	61,397	25,053
Investment in marketable securities	23,629	11,742
Trade receivables	0	61,000
Other accounts receivable and prepaid expenses	2,742	2,529
Total current assets	105,997	114,579
NON-CURRENT ASSETS:
Restricted long-term bank deposits	343	0
Long-term prepaid expenses	1,888	1,233
Severance pay fund	3,072	2,977
Operating lease right of use asset	2,843	1,329
Property and equipment, net	852	1,216
Total non-current assets	8,998	6,755
Total assets	114,995	121,334
CURRENT LIABILITIES:
Trade payables	1,838	3,502
Deferred revenues	9,632	11,149
Current maturity of operating lease liability	448	632
Accrued expenses	5,168	7,858
Employees and related accruals	3,074	3,125
Total current liabilities	20,160	26,266
NON- CURRENT LIABILITIES:
Deferred revenues	34,045	25,392
Operating lease liability	2,464	719
Accrued severance pay	3,412	3,398
Total non-current liabilities	39,921	29,509
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2024 and 2023; 89,541,246 and 89,237,465 shares issued and outstanding at December 31, 2024 and 2023, respectively.	248	247
Additional paid-in capital	543,413	539,837
Accumulated other comprehensive income	11	2
Accumulated deficit	(488,758)	(474,527)
Total shareholders’ equity	54,914	65,559
Total liabilities and shareholders’ equity	$ 114,995	$ 121,334